Deposits from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Real	R$ 44,745,286	R$ 46,181,480
Euro	4,401,697	8,739,945
U.S. dollar	97,002,609	101,701,923
Other currencies	717,929	1,942,134
Total	R$ 146,867,521	R$ 158,565,482